Segmented Information - Disclosure of detailed information about royalty and property and equipment revenue by location (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Royalty and other property interests	$ 44,771	$ 48,099	$ 53,425
Property and equipment	706	853
Fennoscandia
Disclosure of operating segments [line items]
Royalty and other property interests	649	524
Property and equipment	127	161
U.S.A.
Disclosure of operating segments [line items]
Royalty and other property interests	4,972	5,611
Property and equipment	511	605
Eastern Europe and Morocco
Disclosure of operating segments [line items]
Royalty and other property interests	24,096	30,041
Property and equipment	68	87
South America
Disclosure of operating segments [line items]
Royalty and other property interests	13,060	9,715
Property and equipment	0	0
Other
Disclosure of operating segments [line items]
Royalty and other property interests	1,994	2,208
Property and equipment	$ 0	$ 0